NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2011
Nature of business [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Nordic American Tankers Limited (the "Company") was formed on June 12, 1995 under the laws of the Islands of Bermuda. The Company's shares trade under the symbol "NAT" on the New York Stock Exchange.

We are an international tanker company that owns 20 double-hull Suezmax  tankers, which average approximately 156,000 dwt each. We chartered all of our vessels in the spot market pursuant to a cooperative arrangement with Gemini Tankers LLC in 2011, until November 24, 2011, when we entered into a spot market arrangement with Orion Tankers Ltd. ("Orion Tankers"). In 2010, we had chartered two of our 17 operating vessels on bareboat charters that expired in June 2010, and October 2010, respectively. The Nordic Harrier (former Gulf Scandic) was redelivered to the Company in October 2010 and went directly into drydock.  The drydock period was completed in late April 2011, and the vessel was employed in the spot market pursuant to cooperative arrangements on May 1, 2011.

Tanker markets are typically stronger in the fall and winter months (the fourth and first quarters of the calendar year) in anticipation of increased oil consumption in the northern hemisphere during the winter months.  Seasonal variations in tanker demand normally result in seasonal fluctuations in spot market charter rates.

Our Fleet

Our current fleet consists of 20 double-hull Suezmax tankers and all of our vessels are employed in the spot market pursuant to our cooperative arrangement with Orion Tankers Ltd.

Vessel	Yard	Built	Deadweight Tons	Delivered to NAT
Nordic Harrier	Samsung	1997	151,475	August 1997
Nordic Hawk	Samsung	1997	151,475	October 1997
Nordic Hunter	Samsung	1997	151,400	December 1997
Nordic Voyager	Dalian New	1997	149,591	November 2004
Nordic Freedom	Daewoo	2005	163,455	March 2005
Nordic Fighter	Hyundai	1998	153,328	March 2005
Nordic Discovery	Hyundai	1998	153,328	August 2005
Nordic Saturn	Daewoo	1998	157,332	November 2005
Nordic Jupiter	Daewoo	1998	157,411	April 2006
Nordic Apollo	Samsung	2003	159,999	November 2006
Nordic Moon	Samsung	2002	159,999	November 2006
Nordic Cosmos	Samsung	2003	159,998	December 2006
Nordic Sprite	Samsung	1999	147,188	February 2009
Nordic Grace	Hyundai	2002	149,921	July 2009
Nordic Mistral	Hyundai	2002	164,236	November 2009
Nordic Passat	Hyundai	2002	164,274	March 2010
Nordic Vega	Bohai	2010	163,000	December 2010
Nordic Breeze	Samsung	2011	158,597	August 2011
Nordic Aurora	Samsung	1999	147,262	September 2011
Nordic Zenith	Samsung	2011	158,645	November 2011

During 2011, our fleet has increased by three vessels, including two newbuilding vessels that we entered into agreements with Samsung Heavy Industries Co., Ltd. in April 2010.